Restricted Assets	12 Months Ended
Dec. 31, 2013
Restricted Assets(Abstract)
Restricted Assets
NOTE 6 – RESTRICTED ASSETS

At December 31, 2013 and 2012, the Company reported restricted assets of $130,924 and $0, respectively. The restricted asset was a cash collateral to Hubei Xiangyue Professional Guarantee Service Co., Ltd. for providing guarantee at the short-term loan of $1,309,243 from Hubei Bank..